Note 5 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transaction costs	$ 2,794	$ 5,301	$ 9,103
Contingent consideration fair value adjustments	(4,591)	383	1,774
Contingent consideration compensation expense	5,356	915	226
	$ 3,559	$ 6,599	$ 11,103